                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Polygon Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom      AUGUST 13, 2007
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $3,692,504,061.44


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP


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GENESIS ASSET MANAGERS, LLP

AS AT 30 JUNE 2007

                               ITEM 2 -                                                   ITEM 6:                      ITEM 8:
                               TITLE OR     ITEM 3 -                          ITEM 5:       INV      ITEM 7:            VOTING
ITEM 1 - STOCK NAME             CLASS        CUSIP         ITEM 4: FMV        SHARES     DISCRETION  MANAGER          AUTHORITY
-----------------------------  ---------  ------------  ----------------  -------------  ----------  -------        -------------
Banco Itau Holding Financeira  ADR        US0596022014    196,860,312.00   4,429,800.00  Sole           1     Sole   3,461,600.00
                                                                                                              None     968,200.00

Banco Macro Bansud             ADR        US05961W1053     50,938,639.00   1,549,700.00  Sole           1     Sole   1,364,200.00
                                                                                                              None     185,500.00

Bancolombia                    ADR        US05968L1026     58,608,116.00   1,785,200.00  Sole           1     Sole   1,293,800.00
                                                                                                              None     491,400.00

BMB Munai (Certificated)                  US09656A1051      9,752,358.00   1,609,300.00  Sole           1     Sole   1,609,300.00
                                                                                                              None           0.00

Check Point Software                      IL0010824113    318,198,770.08  13,949,968.00  Sole           1     Sole  10,901,668.00
                                                                                                              None   3,048,300.00

Companhia Brasileira De Dist.  ADR        US20440T2015    182,818,365.00   4,730,100.00  Sole           1     Sole   3,668,400.00
                                                                                                              None   1,061,700.00

Credicorp (US)                            BMG2519Y1084    201,812,064.00   3,299,200.00  Sole           1     Sole   2,579,100.00
                                                                                                              None     720,100.00

Embotelladora Andina           ADR Rep A  US29081P2048      8,604,769.65     449,805.00  Sole           1     Sole     286,605.00
                                                                                                              None     163,200.00

Embotelladora Andina           ADS Rep B  US29081P3038     63,363,829.23   3,092,427.00  Sole           1     Sole   2,304,027.00
                                                                                                              None     788,400.00

Femsa                          ADS        US3444191064    303,409,634.40   7,716,420.00  Sole           1     Sole   5,961,170.00
                                                                                                              None   1,755,250.00

Kookmin Bank Spons             ADR        US50049M1099        368,424.00       4,200.00  Sole           1     Sole       4,200.00
                                                                                                              None           0.00

Korea Electric Power Spon      ADR        US5006311063     12,489,570.00     570,300.00  Sole           1     Sole     499,000.00
                                                                                                              None      71,300.00

Mobile Telesystems             ADR        US6074091090    569,519,843.04   9,402,672.00  Sole           1     Sole   7,306,772.00
                                                                                                              None   2,095,900.00

Retalix                                   IL0010806706      9,906,246.00     502,600.00  Sole           1     Sole     502,600.00
                                                                                                              None           0.00

SK Telecom Co                  ADR        US78440P1084     25,378,065.00     927,900.00  Sole           1     Sole     676,200.00
                                                                                                              None     251,700.00

Syneron Medical                           IL0010909351     27,492,405.00   1,101,900.00  Sole           1     Sole     992,600.00
                                                                                                              None     109,300.00

Taiwan Semiconductor Co        ADR        US8740391003    241,739,014.44  21,719,588.00  Sole           1     Sole  16,076,403.00
                                                                                                              None   5,643,185.00

Tele Norte Leste               ADR        US8792461068    285,428,311.00  15,046,300.00  Sole           1     Sole  11,751,600.00
                                                                                                              None   3,294,700.00

Teva Pharmaceuticals           Spons ADR  US8816242098    439,023,750.00  10,643,000.00  Sole           1     Sole   8,156,900.00
                                                                                                              None   2,486,100.00

Vale Rio Doce                  Spons ADR  US2044121000    681,294,343.60  18,071,468.00  Sole           1     Sole  14,099,352.00
                                                                                                              None   3,972,116.00

Veropharm                                 RU000A0JL475      5,497,232.00     128,440.00  Sole           1     Sole     128,440.00
                                                                                                              None           0.00
                                                        ----------------
                                                        3,692,504,061.44
                                                        ================